Cover	May 08, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 08, 2024
Entity Registrant Name	FREYR Battery, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-274434
Entity Address, Address Line One	6&8 East Court Square, Suite 300
Entity Address, Postal Zip Code	30263
Entity Address, City or Town	Newnan
City Area Code	678
Local Phone Number	632-3112
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Tax Identification Number	93-3205861
Entity Central Index Key	0001992243
Amendment Flag	false
Entity Address, State or Province	GA
OrdinarySharesWithoutNominalValueMember
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FREY
Security Exchange Name	NYSE
WarrantsEachWholeWarrantExercisableForOneOrdinaryShareAtAnExercisePriceOf1150Member
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	FREY WS
Security Exchange Name	NYSE